UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Towle & Co.
           -----------------------------------------------------
Address:   12855 Flushing Meadow Drive
           St. Louis, MO 63131
           -----------------------------------------------------

Form 13F File Number: 28-
                         ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Peter J. Lewis, CFA
        -------------------------
Title:  Director of Research
        -------------------------
Phone:  (314) 822-0204
        -------------------------

Signature, Place, and Date of Signing:

/s/ Peter J. Lewis                   St. Louis, MO                    10/14/2005
------------------                   -------------                    ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           87
                                         -----------
Form 13F Information Table Value Total:     $249,855
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ------
Adaptec Inc.                   Common Stock     00651F108      478  125000 SH       Sole    None     125000      -      -
Alliance Semiconductor Corp    Common Stock     01877H100      367  125000 SH       Sole    None     125000      -      -
Allmerica Financial            Common Stock     019754100     3908   95000 SH       Sole    None      34100      -  60900
Amerada Hess Corp              Common Stock     023551104     6729   48940 SH       Sole    None      18200      -  30740
AmeriServ Financial Inc        Common Stock     03074A102     3130  719760 SH       Sole    None     273947      - 445813
APAC Teleservices Inc          Common Stock     00185E106      210  237000 SH       Sole    None     237000      -      -
Applied Micro Circuits Corp    Common Stock     03822W109      525  175000 SH       Sole    None     175000      -      -
Arkansas Best Corp             Common Stock     040790107     6805  195175 SH       Sole    None      69153      - 126022
ArvinMeritor Inc               Common Stock     043353101     7085  423750 SH       Sole    None     159650      - 264100
AXT Inc                        Common Stock     00246W103      432  300000 SH       Sole    None     300000      -      -
Baytex Energy Tr (Canada)      Foreign Unit     073176109      638   40000 SH       Sole    None      40000      -      -
Beazer Homes USA Inc           Common Stock     07556Q105    12523  213452 SH       Sole    None      81443      - 132009
Blair Corp                     Common Stock     092828102     2167   58762 SH       Sole    None      16666      -  42096
CEF VanKampen Senior Income    Trust Unit       920961109      483   60900 SH       Sole    None      60900      -      -
Trust
Chiquita Brands Intl Inc       Common Stock     170032809     4768  170610 SH       Sole    None      63100      - 107510
CNA Financial Corp             Common Stock     126117100     4971  166450 SH       Sole    None      60600      - 105850
Coachmen Industries Inc        Common Stock     189873102      113    9900 SH       Sole    None          -      -   9900
Concord Camera Corp            Common Stock     206156101      342  250000 SH       Sole    None     250000      -      -
Covenant Transport Inc         Common Stock     22284P105     2486  205499 SH       Sole    None      72800      - 132699
CP Ships Ltd                   Common Stock     22409V102     8078  378750 SH       Sole    None     166500      - 212250
Dana Corp                      Common Stock     235811106     8418  894640 SH       Sole    None     337200      - 557440
Delta Woodside Industries      Common Stock     247909203      665  782400 SH       Sole    None     290800      - 491600
Digimarc Corp                  Common Stock     253807101      542   80000 SH       Sole    None      80000      -      -
Enesco Group Inc.              Common Stock     292973104      211  130000 SH       Sole    None     130000      -      -
Envoy Communications Group Inc Common Stock     293986303      416  200000 SH       Sole    None     200000      -      -
ESS Technologies Inc           Common Stock     269151106      301   85000 SH       Sole    None      85000      -      -
First Aviation Svc             Common Stock     31865W108      140   35000 SH       Sole    None      35000      -      -
Flexsteel Industries Inc       Common Stock     339382103     3967  264147 SH       Sole    None     100109      - 164038
Ford Motor Co                  Common Stock     345370860     5181  525490 SH       Sole    None     196000      - 329490
FSI International              Common Stock     302633102      484  115000 SH       Sole    None     115000      -      -
Furniture Brands Internat'l    Common Stock     360921100      115    6400 SH       Sole    None       6400      -      -
Inc
General Motors Corp            Common Stock     370442105     5003  163475 SH       Sole    None      62150      - 101325
Hudson's Bay Co                Foreign Stock    444204101     6022  510675 SH       Sole    None     200475      - 310200
Infocus Corporation            Common Stock     45665B106      560  162600 SH       Sole    None     162600      -      -
ING Prime Rate Trust           Trust Unit       44977W106      510   74800 SH       Sole    None      74800      -      -
Insteel Industries Inc         Common Stock     45774W108     7703  503815 SH       Sole    None     187063      - 316752
Integrated Silicon Solutions   Common Stock     45812P107      588   70000 SH       Sole    None      70000      -      -
Kellwood Co                    Common Stock     488044108     4491  173746 SH       Sole    None      65290      - 108456
Korea Electric Power Corp      Sponsored ADR    500631106     6596  372500 SH       Sole    None     141000      - 231500
L B Foster Co                  Common Stock     350060109     7471  563884 SH       Sole    None     210248      - 353636
LandAmerica Financial Group    Common Stock     514936103     6829  105645 SH       Sole    None      41065      -  64580
Lattice Semiconductor Corp     Common Stock     518415104      556  130000 SH       Sole    None     130000      -      -
Liberty Homes Inc              Common Stock     530582204      178   25521 SH       Sole    None      11921      -  13600
LSI Logic Corp                 Common Stock     502161102      246   25000 SH       Sole    None      25000      -      -
M/I Homes Inc                  Common Stock     55305B101    10908  201048 SH       Sole    None      76318      - 124730
Manugistics Group Inc          Common Stock     565011103      225  113804 SH       Sole    None     113804      -      -
Max Worldwide, Inc             Common Stock     577940109       72  155000 SH       Sole    None     155000      -      -
Merix Corp                     Common Stock     590049102      504   90000 SH       Sole    None      90000      -      -
Natuzzi S.p.A.                 Sponsored ADR    63905A101     1766  214700 SH       Sole    None      76500      - 138200
Network Engines                Common Stock     64121A107      286  200000 SH       Sole    None     200000      -      0
Ohio Casualty Corp             Common Stock     677240103     3564  131450 SH       Sole    None      39000      -  92450
Oplink Communications Inc      Common Stock     68375Q106      418  275000 SH       Sole    None     275000      -      -
Parlex Corp                    Common Stock     701630105      467   70000 SH       Sole    None      70000      -      -
Peak International Ltd         Common Stock     G69586108      399  130500 SH       Sole    None     130500      -      -
Peco II Inc                    Common Stock     705221109      432  300000 SH       Sole    None     300000      -      -
Pemstar Inc.                   Common Stock     706552106      327  300000 SH       Sole    None     300000      -      -
Planar Systems, Inc.           Common Stock     726900103      493   60000 SH       Sole    None      60000      -      -
PMA Capital Corp               Common Stock     693419202     5371  611758 SH       Sole    None     242653      - 369105
Proliance International Inc    Common Stock     74340R104     4722  861760 SH       Sole    None     320400      - 541360
PXRE Group Ltd                 Common Stock     G73018106     3189  236930 SH       Sole    None      89400      - 147530
Quaker Fabric Corp             Common Stock     747399103     3376 1219017 SH       Sole    None     533745      - 685272
Quanta Capital Holdings Ltd    Common Stock     G7313F106     2161  360300 SH       Sole    None     129100      - 231200
Russell Corporation            Common Stock     782352108     3744  266700 SH       Sole    None     100400      - 166300
Ryerson Inc                    Common Stock     78375P107    11447  537441 SH       Sole    None     198621      - 338820
Ryland Group Inc               Common Stock     783764103       34     500 SH       Sole    None        500      -      -
Sea Containers Ltd             Common Stock     811371707     4735  404026 SH       Sole    None     154126      - 249900
Selectica, Inc                 Common Stock     816288104      401  125000 SH       Sole    None     125000      -      -
Silicon Storage Technology Inc Common Stock     827057100      807  150000 SH       Sole    None     150000      -      -
Sipex Corp                     Common Stock     829909100      546  277500 SH       Sole    None     277500      -      -
Spartan Stores Inc             Common Stock     846822104     9222  895429 SH       Sole    None     336247      - 559182
Stats Chippac LTD Sponsored    Sponsored ADR    85771T104      502   80000 SH       Sole    None      80000      -      -
ADR
Technology Solutions Co        Common Stock     87872T108      135  300000 SH       Sole    None     300000      -      -
Tecumseh Products Co           Common Stock     878895200     4494  208875 SH       Sole    None      90895      - 117980
Tesoro Petroleum Corp          Common Stock     881609101    11670  173572 SH       Sole    None      62841      - 110731
Trikon Technologies Inc        Common Stock     896187408      382  225000 SH       Sole    None     225000      -      -
Triquint Semiconductor         Common Stock     89674K103      528  150000 SH       Sole    None     150000      -      -
U.S. Steel                     Common Stock     912909108      211    5000 SH       Sole    None       5000      -      -
Unifi Inc                      Common Stock     904677101     3895 1166230 SH       Sole    None     487600      - 678630
Unumprovident Corp.            Common Stock     91529Y106      615   30000 SH       Sole    None      30000      -      -
UTStarcom                      Common Stock     918076100     6500  795615 SH       Sole    None     241575      - 554040
Valero Energy Corp             Common Stock     91913Y100     6433   56900 SH       Sole    None      21450      -  35450
Vignette Corp                  Common Stock     926734104      636   40000 SH       Sole    None      40000      -      -
Virco Mfg Corp                 Common Stock     927651109     3435  452033 SH       Sole    None     170868      - 281165
Vishay Intertech               Common Stock     928298108      478   40000 SH       Sole    None      40000      -      -
Watchguard Tech                Common Stock     941105108      622  145000 SH       Sole    None     145000      -      -
Wheeling-Pittsburgh Corp       Common Stock     963142302     5673  339100 SH       Sole    None     127700      - 211400
Zomax Optical Media Inc        Common Stock     989929104      561  175000 SH       Sole    None     175000      -      -